CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Convertible notes
CONVERTIBLE NOTES
Schedule of convertible notes

	Subsidiary	2023	2024
	Convertible Note	Convertible Notes	Convertible Notes	Total
	US$	US$	US$	US$
Balance as of December 31, 2023	81,635	20,277	—	101,912
Issuance of convertible notes	—	9,500	109,784	119,284
Interest paid	(5,357)	—	—	(5,357)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	(296)	337	877	918
Changes in fair values of convertible notes due to the instrument-specific credit risk	493	—	—	493
Conversion to ordinary shares	—	(30,114)	—	(30,114)
Foreign currency translation adjustment	(505)	—	—	(505)
Balance as of June 30, 2024	75,970	—	110,661	186,631
– Current portion	—	—	110,661	110,661
– Non-current portion	75,970	—	—	75,970

	Series	Subsidiary	2023
	Pre-A Note	Convertible Note	Convertible Notes	Total
	US$	US$	US$	US$
Balance as of January 1, 2021	—	—		—
Issuance of convertible notes	23,445	—		23,445
Balance as of December 31, 2021	23,445	—	—	23,445
Issuance of convertible notes	—	75,037	—	75,037
Conversion to Series Pre-A redeemable convertible preferred shares (note 17)	(23,445)	—	—	(23,445)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	—	4,264	—	4,264
Changes in fair values of convertible notes due to the instrument-specific credit risk	—	890	—	890
Foreign currency translation adjustment	—	(3,421)	—	(3,421)
Balance as of December 31, 2022	—	76,770	—	76,770
Issuance of convertible notes	—	—	25,297	25,297
Partial redemption of convertible notes	—	—	(5,648)	(5,648)
Interest paid	—	(3,072)	—	(3,072)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	—	2,376	616	2,992
Changes in fair values of convertible notes due to the instrument-specific credit risk	—	6,951	12	6,963
Foreign currency translation adjustment	—	(1,390)	—	(1,390)
Balance as of December 31, 2023	—	81,635	20,277	101,912
– Current portion	—	—	20,277	20,277
– Non-current portion	—	81,635	—	81,635

Series Pre-A Note
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

As of December 31, 2021
Risk-free interest rate	2.28%
Probability of conversion	75.00%
Bond yield	5.89%

Subsidiary Convertible Note
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

	As of June 30,	As of December 31,
	2024	2023
Risk-free interest rates	1.93%	2.40%
Probability of conversion	10.00%	10.00%
Bond yields	4.80%-5.17%	4.85%-5.84%

	As of December 31,
	2023	2022
Risk-free interest rates	2.40%	2.52% – 2.73%
Probability of conversion	10.00%	12.00%
Bond yields	4.85%-5.84%	6.88% – 8.92%

2023 Convertible Notes
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

As of December 31,
2023

Risk‑free interest rate	5.51%-5.52%
Probability of conversion	90.00%
Bond yields	7.01%-8.47%

2024 Convertible Notes
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

As of June 30,
2024

Risk‑free interest rate	5.04%
Volatility	48.64%
Bond yield	6.50%
Dividend yield	0%